Accounts Receivables, Net	12 Months Ended
Oct. 31, 2025
Accounts Receivables, Net [Abstract]
ACCOUNTS RECEIVABLES, NET

NOTE 4 — ACCOUNTS RECEIVABLES, NET

In accordance with contractual agreements, the Company has the power to direct the activities of the VIEs and can have assets transferred out of the VIEs. Therefore, the Company considers that there are no assets in the respective VIEs that can be used only to settle obligations of the respective VIEs as of October 31, 2025 and 2024. As the respective VIEs are incorporated as individual business under the PRC Company Law, creditors do not have recourse to the general credit of the Company for the liabilities of the respective VIEs.

Accounts receivables, net is comprised of the following:

	October 31, 2025	October 31, 2024
Accounts receivables – Non-franchisees	22,331	157,769
Allowance for expected credit losses	(17,866)	(157,769)
Accounts receivables, net – Non-franchisees	4,465	—

	October 31, 2025	October 31, 2024
Accounts receivables – Franchisees	378,372	404,974
Allowance for expected credit losses	(126,993)	(74,082)
Accounts receivables, net – Franchisees	251,379	330,892

The following is a summary of the activity in the allowance for expected credit losses:

	October 31, 2025	October 31, 2024
Balance at beginning of year – Non-franchisees	157,769	24,398
Provision	—	132,787
Reversal	(50,091)	—
Written-off	(87,923)	—
Effect of translation adjustment	(1,889)	584
Balance at end of year – Non-franchisees	17,866	157,769

	October 31, 2025	October 31, 2024
Balance at beginning of year – franchisees	74,082	66,106
Provision	52,180	6,393
Reversal	—	—
Effect of translation adjustment	731	1,583
Balance at end of year – franchisees	126,993	74,082